Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Net income for the period	$ 7,792	$ 3,380
Weighted average number of common shares outstanding basic	14,321,186	14,806,020
Effect of dilutive securities share-based payments	90,817	14,293
Weighted average number of common shares outstanding diluted	14,412,003	14,820,313
Earnings (loss) per share - Basic	$ 0.54	$ 0.23
Earnings (loss) per share - Diluted	$ 0.54	$ 0.23